Fair Value (Details) - Schedule of Fair Value of the Convertible Notes - First Tranche [Member] - Convertible Notes [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Fair Value (Details) - Schedule of Fair Value of the Convertible Notes [Line Items]
Stock price (in Dollars per share)	$ 3.25
Original face value (in Dollars) | $	$ 10,000,000
Fixed conversion rate (in Dollars per share)	$ 15
Roll-forward discount rate	5.11%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value (Details) - Schedule of Fair Value of the Convertible Notes [Line Items]
Risk-free interest rate	4.46%
Expected volatility	4.46%
Dividend yield	4.46%
Measurement Input, Maturity [Member]
Fair Value (Details) - Schedule of Fair Value of the Convertible Notes [Line Items]
Time to expiration (in years)	1 year 10 months 2 days
Measurement Input, Price Volatility [Member]
Fair Value (Details) - Schedule of Fair Value of the Convertible Notes [Line Items]
Risk-free interest rate	85.00%
Expected volatility	85.00%
Dividend yield	85.00%
Measurement Input, Expected Dividend Rate [Member]
Fair Value (Details) - Schedule of Fair Value of the Convertible Notes [Line Items]
Risk-free interest rate
Expected volatility
Dividend yield